Net Asset Acquired and Liabilities Assumed and Goodwill Arising (Parenthetical) (Detail) - USD ($)										1 Months Ended	12 Months Ended
		Oct. 06, 2015	May. 05, 2015	Oct. 31, 2014	Oct. 15, 2014	Sep. 02, 2013	Jun. 28, 2013	May. 14, 2013	Jan. 28, 2013	Jul. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Contingent consideration, change in fair value											$ (6,428,000)	$ 730,000	$ 1,238,000
Common stock, authorized											120,000,000	120,000,000
Common stock, issued											54,763,151	54,763,151
Capitalized Internal-Use Software | Minimum
Business Acquisition [Line Items]
Finite lived intangible assets useful life											2 years
Capitalized Internal-Use Software | Maximum
Business Acquisition [Line Items]
Finite lived intangible assets useful life											5 years
Privax Ltd
Business Acquisition [Line Items]
Cash held in escrow			$ 9,000,000
Contingent consideration	[1]		17,298,000
Contingent consideration, change in fair value											$ 9,400,000
Deferred purchase consideration	[2]		8,454,000
Acquired intangible assets	[3]		18,415,000
Business acquisition, Property, plant and equipment			341,000
Business acquisition purchase price allocation, cash			$ 4,983,000
Privax Ltd | Developed Technology
Business Acquisition [Line Items]
Finite lived intangible assets useful life			3 years
Acquired intangible assets			$ 6,224,000
Privax Ltd | Trademarks
Business Acquisition [Line Items]
Finite lived intangible assets useful life			8 years
Acquired intangible assets			$ 3,751,000
Privax Ltd | Customer relationships
Business Acquisition [Line Items]
Finite lived intangible assets useful life			2 years
Acquired intangible assets			$ 8,440,000
Flayvr Media Ltd
Business Acquisition [Line Items]
Contingent consideration	[4]	$ 1,071,000
Purchase consideration deferred period		24 months
Deferred purchase consideration	[5]	$ 490,000
Business acquisition, maximum contingent consideration		$ 2,400,000
Flayvr Media Ltd | Developed Technology
Business Acquisition [Line Items]
Finite lived intangible assets useful life		3 years
Location Labs
Business Acquisition [Line Items]
Contingent consideration	[6]											$ 33,856,000
Purchase consideration deferred period					15 months
Amount transferred into an escrow account					$ 17,500,000
Unrecognized compensation expense for future services					2,850,000						$ 1,158,000	2,582,000
Deferred purchase consideration	[7]											18,859,000
Accrued compensation expense												268,000
Business acquisition, maximum contingent consideration					$ 36,000,000
Fair value assumed rate					5.75%
Acquired intangible assets					$ 74,718,000
Business acquisition, Property, plant and equipment												3,070,000
Business acquisition purchase price allocation, cash												$ 10,384,000
Location Labs | Maximum
Business Acquisition [Line Items]
Purchase consideration deferred period					24 months
Location Labs | Trademarks
Business Acquisition [Line Items]
Finite lived intangible assets useful life					10 years
Acquired intangible assets					$ 1,666,000
Location Labs | Customer relationships
Business Acquisition [Line Items]
Finite lived intangible assets useful life					7 years
Acquired intangible assets					$ 64,629,000
Location Labs | Technology
Business Acquisition [Line Items]
Finite lived intangible assets useful life					3 years
Acquired intangible assets					$ 7,256,000
Location Labs | Non-compete agreement
Business Acquisition [Line Items]
Finite lived intangible assets useful life					2 years
Acquired intangible assets					$ 899,000
Location Labs | Patents
Business Acquisition [Line Items]
Finite lived intangible assets useful life					14 years
Acquired intangible assets					$ 268,000
Norman Safeground AS
Business Acquisition [Line Items]
Business acquisition, Property, plant and equipment				$ 142,000
Business acquisition, net working capital deficit				6,104,000
Business acquisition purchase price allocation, cash				$ 3,709,000
Norman Safeground AS | Minimum
Business Acquisition [Line Items]
Finite lived intangible assets useful life				3 years
Norman Safeground AS | Maximum
Business Acquisition [Line Items]
Finite lived intangible assets useful life				7 years
Norman Safeground AS | Capitalized Internal-Use Software
Business Acquisition [Line Items]
Acquired intangible assets				$ 25,000
Norman Safeground AS | Trademarks
Business Acquisition [Line Items]
Acquired intangible assets				572,000
Norman Safeground AS | Customer relationships
Business Acquisition [Line Items]
Acquired intangible assets				5,802,000
Norman Safeground AS | Technology
Business Acquisition [Line Items]
Acquired intangible assets				$ 863,000
Winco Capital Participacoes LTDA
Business Acquisition [Line Items]
Finite lived intangible assets useful life					2 years
Purchase consideration deferred period					24 months
Deferred purchase consideration	[5]				$ 1,873,000
Business acquisition, Property, plant and equipment					33,000
Business acquisition, net working capital deficit					84,000
Business acquisition purchase price allocation, cash					4,000
Winco Capital Participacoes LTDA | Customer relationships
Business Acquisition [Line Items]
Acquired intangible assets					447,000
Winco Capital Participacoes LTDA | Customer Lists
Business Acquisition [Line Items]
Acquired intangible assets					70,000
Winco Capital Participacoes LTDA | Non-compete agreement
Business Acquisition [Line Items]
Acquired intangible assets					$ 524,000
Angle Labs
Business Acquisition [Line Items]
Purchase consideration deferred period									24 months
Deferred purchase consideration	[5]								$ 355,000
Angle Labs | Developed Technology
Business Acquisition [Line Items]
Finite lived intangible assets useful life									3 years
Acquired intangible assets									$ 3,170,000
Privacy Choice LLC
Business Acquisition [Line Items]
Purchase consideration deferred period								18 months
Deferred purchase consideration	[8]							$ 640,000
Privacy Choice LLC | Developed Technology
Business Acquisition [Line Items]
Finite lived intangible assets useful life								5 years
Acquired intangible assets								$ 1,380,000
Privacy Choice LLC | Non-compete agreement
Business Acquisition [Line Items]
Finite lived intangible assets useful life								3 years
Acquired intangible assets								$ 2,100,000
LPI Level Platforms Inc
Business Acquisition [Line Items]
Deferred purchase consideration	[8]						$ 3,288,000
Business acquisition, Property, plant and equipment							210,000
Business acquisition, net working capital deficit							134,000
Business acquisition purchase price allocation, cash							$ 925,000
LPI Level Platforms Inc | Developed Technology
Business Acquisition [Line Items]
Finite lived intangible assets useful life							5 years
Acquired intangible assets							$ 8,560,000
LPI Level Platforms Inc | Customer relationships
Business Acquisition [Line Items]
Finite lived intangible assets useful life							5 years
Acquired intangible assets							$ 10,750,000
ASR Technologies Ab
Business Acquisition [Line Items]
Purchase consideration deferred period						24 months
Deferred purchase consideration	[9]					$ 850,000
ASR Technologies Ab | Developed Technology
Business Acquisition [Line Items]
Finite lived intangible assets useful life						3 years
Acquired intangible assets						$ 2,341,000
Ordinary Share, Class B | Location Labs
Business Acquisition [Line Items]
Common stock, authorized										10,000
Common stock, issued										10,000
Ordinary Shares Class B-1 | Location Labs
Business Acquisition [Line Items]
Common stock, authorized										6,000
Common stock, issued										6,000
Ordinary Shares Class B-1 | Location Labs | Maximum
Business Acquisition [Line Items]
Nominal value										$ 25,200,000
Ordinary Shares Class B-2 | Location Labs
Business Acquisition [Line Items]
Common stock, authorized										4,000
Common stock, issued										4,000
Ordinary Shares Class B-2 | Location Labs | Maximum
Business Acquisition [Line Items]
Nominal value										$ 16,800,000
Upon achievement of certain product and integration milestones | Privax Ltd
Business Acquisition [Line Items]
Contingent consideration			10,000,000
Upon achievement of certain product and integration milestones | Flayvr Media Ltd
Business Acquisition [Line Items]
Contingent consideration		$ 400,000
Upon achievement of certain performance-based targets relating to future product sales | Privax Ltd
Business Acquisition [Line Items]
Contingent consideration			$ 10,000,000
Upon achievement of certain performance-based targets relating to future product sales | Flayvr Media Ltd
Business Acquisition [Line Items]
Contingent consideration		$ 800,000

[1]	Reflects the acquisition date fair value of the following additional cash consideration to be measured and expected to be paid in the third quarter of 2016 upon the achievement of the following: a. Payout of $10 million upon achievement of certain product and integration milestones; and b. Payout of $10 million upon achievement of certain performance-based targets relating to future product sales.
[2]	Consists of $9 million cash held in escrow, reported on the face of the consolidated balance sheets in short-term restricted cash, and other adjustments, including final working capital true-up.
[3]	Amortization for developed technology is recognized in cost of revenue. Amortization for trademarks and customer relationships is recognized in sales and marketing.
[4]	Reflects the acquisition date fair value of the following additional cash consideration to be remeasured at each reporting period and expected to be paid in the last quarter of 2016, upon the achievement of the following:
[5]	The purchase consideration was deferred for a period of 24 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.
[6]	Contingent consideration of up to $36,000 is expected to be paid to the selling shareholders in two installments within 24 months subsequent to the closing date, subject to Location Labs achieving certain financial metrics. As of December 31, 2015, $21,352 has been paid. The fair value is based on the interest rate in effect upon closing of the merger, or 5.75%.
[7]	Per the terms of the agreement, $17,500 was transferred into an escrow account to be disbursed over 15 months subsequent to the closing date and serves as security for the indemnification obligations of the selling shareholders and cash settlement of awards cancelled in connection with the merger. At acquisition, the amount in escrow included $2,850 of unrecognized compensation expense for future services. Accordingly, the revised consideration of $18,859 was recorded as deferred purchase consideration. As of December 31, 2014, $268 was recorded as accrued compensation expense and $2,582 remained unrecognized.
[8]	The purchase consideration was deferred for the period of 18 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.
[9]	The purchase consideration was deferred for the period of 24 months after the acquisition date and serves as a partial remedy for the indemnification obligations.